Lease - Future lease payments and lease liabilities (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Maturities of operating lease liabilities
Three months ending December 31, 2023	¥ 119,211
2024	344,441
2025	308,681
2026	284,192
2027	282,231
Thereafter	899,073
Total undiscounted lease payment	2,237,829
Less: imputed interest	(322,367)
Present value of lease liabilities	¥ 1,915,462	¥ 2,125,000